Other non-operating (expenses) income, net	6 Months Ended
Jun. 30, 2025
Other Income and Expenses [Abstract]
Other non-operating (expenses) income, net	Other non-operating (expenses) income, net

	Six Months Ended June 30,
	2024	2025
Change in fair value of an equity security (Note 7)	(3,817)	(340)
Change in fair value of warrant liabilities (Note 14)	(33)	(216)
Government grants	1,269	3,247
Foreign currency exchange losses, net	(624)	(488)
Others, net	—	934
Other non-operating (expenses) income, net	(3,205)	3,137